Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2019
Long-Term Debt [Abstract]
Long-term debt
As part of the acquisitions of EXFO Optics and EXFO Solutions, the company assumed long-term debt (note 3).

	As at August 31,
	2019	2018

Unsecured, non-interest-bearing loans, denominated in euros, repayable in quarterly instalments, maturing in March 2024 and March 2025	$866	$883
Unsecured loans, denominated in euros, repayable in monthly, quarterly or bi‑annual instalments, bearing interest at annual rates of nil to 5.0%, maturing at different dates between December 2018 and September 2023 in 2018 and March 2020 and September 2023 in 2019	3,111	4,853
Loans, secured by the universality of the assets of a subsidiary, denominated in euros, repayable in monthly instalments, bearing interest at annual rates of 0.7% to 2.0%, maturing at different dates between December 2018 and August 2022 in 2018 and April 2020 and August 2022 in 2019	459	828
Loans, secured by the universality of the assets of a subsidiary, denominated in euros, repayable in monthly or quarterly instalments, bearing interest at annual rates of 1.1% to 2.9%, maturing at different dates between March 2020 and July 2022	1,306	2,264

	5,742	8,828
Current portion of long-term debt	2,449	2,921
	$3,293	$5,907

Principal repayments of long-term debt
Principal repayments of long-term debt over the forthcoming years are as follows as at August 31, 2019:

No later than one year	$2,449
Later than one year and no later than five years	3,237
Later than five years	56
$5,742